UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - Banyan 10Q	Sep. 30, 2023 USD ($)
BANYAN ACQUISITION CORPORATION
Current Assets:
Cash	$ 304,554
Prepaid expenses - current	105,221
Total current assets	409,775
Noncurrent assets:
Treasury securities held in trust account	42,423,610
Total Noncurrent Assets	42,423,610
Total assets	42,833,385
Current liabilities:
Accrued expenses	3,550,710
Income tax payable	103,574
Accrued franchise tax expense	29,589
Excise tax liability	2,100,318
Promissory notes - related parties	506,000
Accounts payable	408,714
Total current liabilities	6,698,905
Noncurrent liabilities:
Warrant liability	4,353,613
Deferred underwriter's fee payable	3,622,500
Total Noncurrent Liabilities	7,976,113
Total liabilities	14,675,018
Commitments and contingencies (Note 11)
Stockholders' deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding	0
Accumulated deficit	(14,265,968)
Total stockholders' deficit	(14,265,243)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	42,833,385
Class A common stock | BANYAN ACQUISITION CORPORATION
Stockholders' deficit:
Common stock	200
Class A Common Stock Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
Redeemable Class A Common Stock
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 3,998,687 and 24,150,000 shares issued and outstanding subject to possible redemption as of September 30, 2023 and December 31, 2022, respectively	42,423,610
Class B common stock | BANYAN ACQUISITION CORPORATION
Stockholders' deficit:
Common stock	$ 525